Trade Accounts Payable and Others	12 Months Ended
Jun. 30, 2026
Trade Accounts Payable and Others [Abstract]
Trade accounts payable and others

16. Trade accounts payable and others

	Note	2026	2025

Trade accounts payable		60,664	103,659
Trade accounts payable – Supplier finance arrangements		4,014	-
Taxes payable	16.1	8,835	16,659
Dividends payable		15	32,785
Advances to customers		33,794	16,767
Other liabilities		2,793	6,160
Total current		110,115	176,029
Taxes payable	16.1	17,007	38,120
Other liabilities		6,875	8,699
Total noncurrent		23,882	46,819

The Company offers strategic suppliers reverse factoring financing options (risco sacado) with financial institutions in order to optimize their liquidity and manage commitments with suppliers. Under these arrangements, the supplier has the option to assign the right to receive the related invoices to a designated financial institution the right to receive the related invoices, in exchange for an advance. The financial institution then becomes the creditor of the transaction. The transfer of the Company’s obligations to the financial institution, at the supplier’s discretion, does not affect the Company’s payment term nor does it generate financial costs to the Company which are borne by the supplier.

During the period, the Company transacted R$ 6,236 on supplier finance arrangements transactions, with an average payment term of 232 days. This average payment term is similar for suppliers who do not choose to advance their receivables through the arrangement known as Trade accounts payable – supplier finance arrangements.

16.1 Taxes Payable

	2026	2025
ISS payable	458	722
Withholding taxes	281	500
PIS and COFINS payable	2,671	4,754
IRPJ and CSLL payable	4,248	7,866
Tax on value added - IVA (Paraguay/Bolivia)	1,084	1,030
Other taxes payable	93	1,787
Current	8,835	16,659

PIS and COFINS payable	4,040	15,175
IRPJ and CSLL payable	12,967	12,805
Tax on value added - IVA (Paraguay/Bolivia)	-	10,140
Non-current	17,007	38,120